Shareholders' Equity (Details) - USD ($)										12 Months Ended
	Oct. 17, 2024	Oct. 20, 2023	Sep. 12, 2023	Jul. 07, 2023	May 05, 2023	Apr. 28, 2023	Oct. 28, 2022	May 20, 2021	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Shareholders’ Equity [Line Items]
Shares issued										11,011,389	312,739
Shares outstanding										11,011,389	312,739
Par value per share (in Dollars per share)				$ 0.018
Subdivided shares										150,000,000	150,000,000
Common stock par value (in Dollars per share)										$ 0.00195	$ 0.00195
Number of shares issued value (in Dollars)										$ 50,359,998	$ 3,568,599
Shareholder holding share										1
Stock dividend shares										2
Price per unit sold (in Dollars per share)		$ 0.018
Net cash proceeds (in Dollars)										$ 50,359,998	$ 3,568,598
Reverse share split at ratio				1-for-18
Gross proceeds from private placement (in Dollars)					$ 1,200,000
Price per share (in Dollars per share)		1.1								$ 0.001
Warrant [Member]
Shareholders’ Equity [Line Items]
Sale of units price Per unit (in Dollars per share)		0.44
Each unit is comprised, ordinary share										1
Price per share (in Dollars per share)		$ 1.1								$ 0.35
Shares										5
Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital										2,777,778
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares outstanding										11,011,389	312,739	104,895	91,568
Number of shares issued value (in Dollars)										$ 18,222	$ 289
Number of shares issued										9,344,804	148,096
Ordinary Shares [Member] | Note Payable [Member]
Shareholders’ Equity [Line Items]
Number of shares issued											1,925,259
Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)			$ 0.018
Sell an aggregate units			62,242
Gross proceeds (in Dollars)			$ 66,600
Purchasers [Member]
Shareholders’ Equity [Line Items]
Sell an aggregate units	500,000
Gross proceeds (in Dollars)	$ 360,000
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)				$ 0.001
Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)									$ 0.09
Authorized share capital [Member]
Shareholders’ Equity [Line Items]
Shares issued										555,556
Shares outstanding										277,778
Par value per share (in Dollars per share)									$ 0.018
Subdivided shares									5
Common stock par value (in Dollars per share)									$ 0.018
Number of shares issued value (in Dollars)									$ 27,778
Number of shares issued									2,777,778
Shares outstanding									277,778	833,333
Authorized share capital [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital										8,333,333
Authorized share capital [Member] | Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)										$ 0.018
Authorized share capital [Member] | Purchasers [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)	$ 0.00195
Price per unit sold (in Dollars per share)	$ 0.72
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued value (in Dollars)							$ 60,000
Number of shares issued							11,111	288,889				162,138
Conversion of note payable (in Dollars)											$ 1,720,800	$ 2,236,684
Net cash proceeds (in Dollars)											$ 3,568,599
Shares issued for compensation											177,778
Amount of shares compensation (in Dollars)											$ 2,717,326
Each unit is comprised, ordinary share										1
Ordinary Shares [Member] | Convertible Notes Payable [Member]
Shareholders’ Equity [Line Items]
Number of shares issued											598,943
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)								$ 90
Private Placement [Member]
Shareholders’ Equity [Line Items]
Number of units issued		113,636,360				8,000,000
Sale of units price Per unit (in Dollars per share)						$ 0.15
Gross proceeds from private placement (in Dollars)		$ 50,000,000				$ 1,200,000